Gain from Settlement of Contingency (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Unusual or Infrequent Item, Nature of Event or Transaction			The Company recorded other income of $3.1 million in November 2010 arising from the de-recognition of a liability for taxes, previously assessed by the Broad Street Community Development Authority of Richmond, VA ("CDA"). Upon the Company's purchase in January 2008 of the full service Marriott hotel in Richmond, VA ("MRV"), the Company assumed all remaining obligations of the MRV under a multi-year minimum tax assessment on hotels operating within the CDA's jurisdiction. The MRV was obligated for minimum annual tax payments to the CDA of $257,000, which related to the 2003 issuance by the CDA of tax-exempt revenue bonds with maturities extending through 2033. Annual tax payments to the CDA were effective through the earlier of a) a period extending through 2033, or b) payment or defeasance in full of all applicable CDA revenue bonds. In November 2010, the CDA provided for the full defeasance or redemption of the applicable CDA revenue bonds. Accordingly, the CDA announced that assessments and collections of the prior tax have ceased as of November 2010. The Company's net present value of the previously required minimum annual tax assessments, originally projected to extend through 2033, was $3.1 million at the date of the CDA's bond defeasance and redemption in November 2010.
Other Nonrecurring Income (in Dollars)	$ 0	$ 0	$ 3,099